Segment Information (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure of operating segments [abstract]
Revenues and Adjusted EBITDA by Segment

Information by segment and reconciliations to the consolidated income statement are set forth below:

	Three months ended June 30,		Six months ended June 30,
(millions of U.S. dollars)	2026	2025(1)	2026	2025(1)
Revenues
Legal Professionals	772	704	1,528	1,392
Corporates	537	480	1,145	1,028
Tax, Audit & Accounting Professionals	311	274	721	632
Reuters	229	218	441	414
Global Print	111	114	223	230
Eliminations/Rounding	(6)	(5)	(17)	(11)
Revenues	1,954	1,785	4,041	3,685

Adjusted EBITDA
Legal Professionals	371	339	736	675
Corporates	200	172	443	387
Tax, Audit & Accounting Professionals	120	110	341	318
Reuters	48	45	82	84
Global Print	42	41	85	85
Total reportable segments adjusted EBITDA	781	707	1,687	1,549
Corporate costs	(36)	(29)	(61)	(62)
Fair value adjustments(2)	(2)	(17)	1	(34)
Depreciation	(27)	(28)	(55)	(55)
Amortization of software	(201)	(178)	(394)	(352)
Amortization of other identifiable intangible assets	(25)	(24)	(49)	(49)
Other operating gains, net	68	5	68	2
Operating profit	558	436	1,197	999
Net interest expense	(47)	(35)	(86)	(65)
Other finance income (costs)	8	(48)	17	(58)
Share of post-tax losses in equity method investments	(4)	(4)	(11)	(10)
Tax expense	(71)	(52)	(196)	(144)
Earnings from continuing operations	444	297	921	722

(1)
The Company revised its Legal Professionals, Corporates and Tax, Audit & Accounting Professionals segment results for the three and six months ended June 30, 2025. See note 1.
(2)
Includes acquired deferred revenue of nil (2025 - $10 million) and nil (2025 - $20 million) in the three and six months ended June 30, 2026, respectively.